Unproved Mineral Properties: Schedule of Exploration Expenses (Tables)	3 Months Ended
Jul. 31, 2013
Tables/Schedules
Schedule of Exploration Expenses

Date	Option Payments	Exploration Expenditures
April 30, 2013 (paid)	$ 37,500	$ -
October 30, 2013	37,500	-
April 30, 2014	50,000	500,000
October 30, 2014	50,000	-
April 30, 2015	100,000	1,000,000
October 30, 2015	100,000	-
April 30, 2016	125,000	1,000,000
October 30, 2016	250,000	-
April 30, 2017	250,000	1,000,000
Total	$ 1,000,000	$ 3,500,000